Inventories (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Inventories
Finished goods	$ 838	$ 593
Raw materials	5,738	5,412
Inventories	6,576	6,005
Inventory write-down:
Balance at beginning of the year	0
Additions	(7)
Inventories	$ 6,569	$ 6,005